Document and Entity Information	Mar. 13, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001580808
Document Type	8-K/A
Document Period End Date	Mar. 13, 2025
Entity Registrant Name	A10 NETWORKS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36343
Entity Tax Identification Number	20-1446869
Entity Address, Address Line One	2300 Orchard Parkway
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	(408)
Local Phone Number	325-8668
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value
Trading Symbol	ATEN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Amendment No.1 on Form 8-K to the Current Report on Form 8-K of A10 Networks, Inc. (the “Company”) originally filed with the Securities and Exchange Commission on March 17, 2025 (the “Original 8-K”) amends the Original 8-K solely to correct the disclosures under Item 1.01 to clarify that (a) the net proceeds from the sale of Notes were approximately $193.8 million (rather than the $218.1 million listed in the Original 8-K), after deducting the initial purchasers’ discount and the estimated offering expenses payable by the Company and (b) the Company used approximately $43.6 million (rather than the $44.2 million listed in the Original 8-K) of the net proceeds from the offering of the Notes to repurchase shares of its common stock from purchasers of the Notes in privately negotiated transactions effected with or through one of the initial purchasers of the Notes or its affiliate, as the Company’s agent. No other changes have been made to Item 1.01 of the Original 8-K, and this Amendment No. 1 does not amend, modify, or otherwise update any other information in the Original 8-K.